UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

			CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6239

			 		Tax-Free Fund for Utah
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30/09

				Date of reporting period:	6/30/09

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

June 30, 2009

                        [LOGO OF TAX-FREE FUND FOR UTAH:
   A RECTANGLE CONTAINING DESERT BOULDERS WITH THE SUN RISING BEHIND THEM](R)

                                TAX-FREE FUND FOR
                                      UTAH
                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(R)

[LOGO OF TAX-FREE FUND FOR UTAH:
A RECTANGLE CONTAINING DESERT BOULDERS
WITH THE SUN RISING BEHIND THEM](R)

                 SERVING UTAH INVESTORS FOR MORE THAN 15 YEARS

                             TAX-FREE FUND FOR UTAH

                            "A MORE PREDICTABLE RIDE"

                                                                    August, 2009

Dear Fellow Shareholder:

      We know it. And, you know it too. The United States has seen better economic days.

      Like it or not, unpleasant market cycles do occur periodically. This tends to distract some people's focus from the longer-term objective that influenced their investment decision in the first place.

      Our shareholder and financial professional surveys have consistently indicated over the years that the original investment objective and decision for investors in Tax-Free Fund For Utah, has generally been aligned with the Fund's objective: to seek as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital.

      How does the Fund seek to fulfill its and your investment objective?

      Management of Tax-Free Fund For Utah and its municipal bond portfolio management team believe that when you are dealing with investments, quality counts.

      As you may recall, there are nine separate credit ratings assignable to municipal securities, ranging from the most conservative to the highly speculative. For protection of investors' capital, the Fund intentionally limits its purchases to securities rated (or, if unrated, deemed by the Manager to be) investment grade quality - that is rated within the four highest credit ratings:
AAA, AA, A, AND BBB.

      In general, the higher the quality rating of a municipal security, the greater or more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. While exaggerated price changes may occur in emotionally charged securities markets, they normally are not reflective of a municipal issuer's capability to pay interest and principal in a timely manner on any particular security. It is the cash flow and solidness of the municipal issuer that count - and this is reflected in the quality level of the credit rating.

                         NOT A PART OF THE ANNUAL REPORT

      We can assure you that the Fund's portfolio management team pays considerable attention to this factor before any security is purchased for the portfolio as well as in conducting continuing analysis and evaluation with each and every security once it is a part of the Fund's investment portfolio. It is additionally important for you to know that, with any insured securities, our portfolio management team has always sought to look beyond the insurance to the credit quality of the underlying issuer rather than relying upon any insurance.

      We fully recognize that the current times can be unsettling. However, we hope that you are comforted to know that we belive you have a knowledgeable team of financial experts, which has continually sought to carefully choose the securities in the Fund's portfolio and seeks to continuously monitor your investment in Tax-Free Fund For Utah.

                                   Sincerely,

                                 [PHOTO OMITTED]

/s/ Lacy B. Herrmann                            /s/ Diana P. Herrmann

Lacy B. Herrmann                                Diana P. Herrmann
Founder and Chairman Emeritus                   President

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF TAX-FREE FUND FOR UTAH:
A RECTANGLE CONTAINING DESERT BOULDERS
WITH THE SUN RISING BEHIND THEM](SM)

                  SERVING UTAH INVESTORS FOR MORE THAN 15 YEARS
                             TAX-FREE FUND FOR UTAH
                                  ANNUAL REPORT
                              MANAGEMENT DISCUSSION

      Over the past twelve months, the financial markets have been subjected to some of the most tumultuous events to ever shake the foundations of our traditionally "unshakable" economy. Those are the exact same words used to open this commentary last year. Little did we know at that time that "sub-prime" investing would lead to the disappearance of Lehman Brothers and trigger a decline in asset values for real estate, stocks and non-U.S. Treasury fixed income securities. We now find ourselves in the worst recession since the 1930's with the housing market still weak, the consumer heavily indebted, unemployment near 10%, but the markets rebounding in anticipation of better times ahead.

      During this period the municipal market has changed as states are facing declining tax revenues and stressed budgets. A variety of questions face our local governments in terms of revenue sources and the ability to provide for governmental services. In addition, municipal bond insurers have lost their financial viability and the safe AAA credit support that they provided is no longer available. However, we believe the difficult decisions being made by our state and local governments, although painful, will provide healthy discipline to the budget processes for years to come.

      The municipal yield curve during this time has been historically steep, a reflection first of the flight to safety and now the uncertainty of the impact from the enormous fiscal stimulus working through the economy. To illustrate, on June 30, 2008 two-year municipal yields were yielding 2.68% and 30-year municipals were yielding 4.83% for a steepness of 215 basis points (100 basis points=1%). On June 30, 2009 two-year municipals yielded 0.98% and 30-year municipals yielded 4.67% or a curve steepness of 369 basis points. The result has been an inclination to buy at the longer end of the curve. Thus, the Fund's average maturity increased from 14.4 years to 17.0 years. However, the Fund's duration declined from 8.2 years to 7.1 years. Duration is a measure of a bond's price sensitivity to changes in interest rates and probably the better indicator of potential volatility.

      The Fund's net asset value (Class A shares) declined from $9.73 on June 30, 2008 to $9.35 on June 30, 2009 or 3.91%. Income for the twelve months increased from $0.421 per share to $0.451 per share. The total return for the fiscal year equaled a modest 0.91%. However, as the range of share values extended from a high on July 15, 2008 at $9.86 and a low of $8.41 in mid December for a swing of almost 15%, we are content to have rebounded to breakeven. As a comparison, the municipal bond categories as measured by Lipper had the following twelve month returns as of June 30, 2009: General Municipals -0.5%; Single State Municipals +0.7%; Insured Municipals +0.9%; High Yield Municipals -11.1%.

      The Fund continues to invest across the various states given Utah tax exemption. However, our emphasis remains on Utah obligations with 64% of the portfolio invested in Utah obligations as of June 30, 2009. Over the past year, we have added several non-rated and private placements, primarily charter schools, which we feel have "value-added" in their above market yields. In these uncertain times, credit and liquidity will take on added significance in the coming year.

      Our investment objective for Tax-Free Fund For Utah is to provide as high a level of double tax-free income as is consistent with the preservation of capital. To meet this objective, we will continue to strive to manage the portfolio in such a way as to take advantage of opportunities in the Utah marketplace which maintain income while endeavoring to minimize the price swings of our net asset value.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Fund For Utah for the 10-year period ended June 30, 2009 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the "Barclays Capital Index") (formerly known as the Lehman Brothers Quality Intermediate Municipal Bond Index) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance for the limited number of states in which the Tax-Free Fund for Utah may invest.

[Graphic of a line chart with the following information:]

                              TFFU                  TFFU
           Cost of     Fund Class A Shares   Fund Class A Shares      Barclays
        Living Index     no sales charge      with sales charge    Capital Index
6/99       10,000            10,000                  9,600            10,000
6/00       10,373            10,014                  9,615            10,403
6/01       10,710            10,945                 10,509            11,322
6/02       10,824            11,710                 11,243            12,110
6/03       11,053            12,890                 12,377            13,057
6/04       11,414            12,871                 12,358            13,102
6/05       11,703            13,938                 13,383            13,807
6/06       12,208            13,953                 13,397            13,854
6/07       12,536            14,580                 13,999            14,434
6/08       13,166            14,903                 14,309            15,214
6/09       12,978            15,128                 14,525            16,238

                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                               FOR PERIODS ENDED JUNE 30, 2009
                                                       ---------------------------------------------
                                                                                             SINCE
                                                       1 YEAR       5 YEARS    10 YEARS    INCEPTION
                                                       ------       -------    --------    ---------
Class A (commenced operations on 7/24/92)
  With Maximum Sales Charge .......................    (3.17)%       2.39%       3.80%       4.70%
  Without Sales Charge ............................     0.91         3.22        4.23        4.95
Class C (commenced operations on 5/21/96)
  With CDSC .......................................    (0.90)        2.38        3.33        3.68
  Without CDSC ....................................     0.10         2.38        3.33        3.68
Class Y (commenced operations on 5/21/96)
  No Sales Charge .................................     1.13         3.44        4.44        4.80
Barclays Capital Index ............................     6.73         4.39        4.97        5.31* (Class A)
                                                                                             4.99** (Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

*     From commencement of operations on 7/24/92.
**    From commencement of operations on 5/21/96.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Fund For Utah:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Fund For Utah as of June 30, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 2005 were audited by other auditors, whose report dated August 12, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund For Utah as of June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 28, 2009

--------------------------------------------------------------------------------

                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2009

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (12.1%)                               S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  CITY, COUNTY AND STATE (7.1%)
                     Alamo, Texas Community College District
$    595,000      4.375%, 02/15/25 National-re Insured ....................     Aa2/AA    $    580,827
                  Anderson, Indiana San District
     505,000      4.600%, 07/15/23 AMBAC Insured ..........................     A3/A-          507,469
                  Cedar City, Utah Special Improvement District
                      Assessment
     235,000      5.050%, 09/01/10 ........................................     NR/NR*         230,088
     215,000      5.200%, 09/01/11 ........................................     NR/NR*         206,503
                  Cedar Park, Texas
     835,000      4.500%, 02/15/22 National-re Insured ....................     A1/AA-         837,722
                  Coral Canyon, Utah Special Service District
     140,000      4.850%, 07/15/17 ........................................     NR/NR*         108,844
     580,000      5.700%, 07/15/18 ........................................     NR/NR*         465,862
                  Dawson County, Texas Hospital District
     555,000      4.375%, 02/15/24 AMBAC Insured ..........................    NR/BBB+         529,847
                  Denton County, Texas
     700,000      4.500%, 07/15/24 National-re Insured ....................    Aa1/AAA         705,138
     400,000      4.500%, 07/15/25 National-re Insured ....................    Aa1/AAA         401,252
   1,500,000      4.250%, 07/15/27 National-re Insured ....................    Aa1/AAA       1,434,360
                  Harris County, Texas Utility District #268
     905,000      4.375%, 09/01/27 Radian Insured .........................    NR/BBB-         754,897
                  Hurricane, Utah
      65,000      5.400%, 11/01/09 Radian Insured .........................    NR/BBB-          65,775
                  King County, Washington Unlimited Tax
   1,000,000      4.500%, 12/01/25 FSA Insured ............................    Aa1/AAA       1,011,130
                  Laredo, Texas
     300,000      4.250%, 08/15/21 AMBAC Insured ..........................     A1/AA-         302,076
     500,000      4.500%, 02/15/24 AMBAC Insured ..........................     Aa3/AA         504,670
                  McKinney, Texas
   1,700,000      4.500%, 08/15/23 Syncora Guarantee Inc. Insured .........    Aa2/AA+       1,729,903
   1,375,000      5.000%, 08/15/24 AMBAC Insured ..........................    Aa2/AA+       1,449,195
     695,000      4.375%, 08/15/25 National-re Insured ....................    Aa2/AA+         698,774
                  Mesquite, Texas
     510,000      4.625%, 02/15/22 FSA Insured ............................    Aa3/AAA         526,631
                  San Antonio, Texas
     125,000      4.750%, 02/01/24 FSA Insured ............................    Aa1/AAA         127,628

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                           S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  CITY, COUNTY AND STATE (CONTINUED)
                  San Patricio County, Texas
$    450,000      4.600%, 04/01/25 AMBAC Insured ..........................     A2/NR     $    456,741
                  Texas State
     415,000      4.500%, 08/01/22 ........................................     Aa1/AA         426,869
                  Waco, Texas
   2,560,000      4.500%, 02/01/24 National-re Insured ....................     Aa3/AA       2,567,450
                  Washington County, Utah
   1,250,000      5.000%, 10/01/22 National-re Insured ....................     A1/NR        1,281,400
                  Williamson County, Texas
     460,000      4.500%, 02/15/26 FSA Insured ............................    Aa2/AAA         458,914
                                                                                          ------------
                  Total City, County and State ............................                 18,369,965
                                                                                          ------------

                  SCHOOL DISTRICT (5.0%)
                  Borger, Texas Independent School District
     400,000      4.500%, 02/15/24 ........................................     NR/AAA         407,772
     500,000      4.500%, 02/15/25 ........................................     NR/AAA         505,965
                  Clint, Texas Independent School District
     265,000      4.250%, 02/15/28 ........................................     NR/AAA         253,475
                  Freemont County, Wyoming School District #14
     355,000      4.500%, 06/15/26 ........................................     NR/BBB         359,427
                  Frisco, Texas Independent School District
   1,260,000      5.000%, 07/15/26 ........................................    Aaa/NR+       1,304,075
                  Galena Park, Texas Independent School District
     295,000      4.625%, 08/15/25 ........................................    Aaa/NR+         300,988
                  Harrisburg, South Dakota Independent School District
                      No. 41- 2
   1,370,000      4.500%, 01/15/24 FSA Insured ............................   Aa3/NR++       1,370,616
                  La Feria, Texas Independent School District
     210,000      4.400%, 02/15/24 ........................................     Aaa/NR         211,966
                  Lindale, Texas Independent School District
     440,000      4.250%, 02/15/21 ........................................     NR/AAA         447,234
   1,000,000      4.250%, 02/15/22 ........................................     NR/AAA       1,011,410
     445,000      4.375%, 02/15/23 ........................................     NR/AAA         451,728
                  Lovejoy, Texas Independent School District
     200,000      4.500%, 02/15/24 ........................................    Aaa/AAA         203,092
                  Navasota, Texas Independent School District
     475,000      5.000%, 08/15/23 National-re FGIC Insured ...............     A3/NR          486,362

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                           S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------

                  SCHOOL DISTRICT (CONTINUED)
                  Prosper, Texas Independent School District
$    395,000      4.125%, 08/15/21 ........................................     NR/AAA    $    399,349
                  Spring, Texas Independent School District
     300,000      4.750%, 08/15/23 ........................................    Aaa/AAA         306,495
                  Uintah County, Utah School District
     455,000      4.250%, 02/01/24 ........................................     Aaa/NR         459,978
                  Van, Texas Independent School District
     750,000      4.875%, 02/15/26 ........................................    Aaa/AAA         779,183
                  Washington County, Utah
     440,000      5.000%, 10/01/18 Syncora Guarantee Inc. Insured .........     Aa3/NR         462,273
     465,000      5.000%, 10/01/19 Syncora Guarantee Inc. Insured .........     Aa3/NR         484,958
     490,000      5.000%, 10/01/20 Syncora Guarantee Inc. Insured .........     Aa3/NR         508,924
     510,000      5.000%, 10/01/21 Syncora Guarantee Inc. Insured .........     Aa3/NR         528,722
     535,000      5.000%, 10/01/22 Syncora Guarantee Inc. Insured .........     Aa3/NR         550,841
     565,000      5.000%, 10/01/23 Syncora Guarantee Inc. Insured .........     Aa3/NR         578,537
     320,000      5.000%, 10/01/24 Syncora Guarantee Inc. Insured .........     Aa3/NR         327,069
                  Washoe County, Nevada School District
     200,000      4.625%, 06/01/23 National-re FGIC Insured ...............     Aa3/AA         202,448
                                                                                          ------------
                  Total School District ...................................                 12,902,887
                                                                                          ------------
                  Total General Obligation Bonds ..........................                 31,272,852
                                                                                          ------------

                  REVENUE BONDS (85.3%)
                  ---------------------------------------------------------

                  AIRPORT (2.2%)
                  Clark County, Nevada Passenger Facility Charge
     255,000      4.750%, 07/01/22 National-re Insured AMT ................     Aa3/A+         252,320
                  Greater Orlando Aviation Authority,  Florida Airport
   2,000,000      5.500%, 10/01/23 AMT ....................................     Aa3/A+       1,968,820
                  Hillsborough County, Florida Aviation Authority
   2,185,000      5.250%, 10/01/23 National-re Insured AMT ................     Aa3/A+       2,093,864
                  Miami-Dade County, Florida Aviation Revenue
   1,700,000      5.000%, 10/01/28 Series C National-re Insured AMT .......      A2/A        1,483,539
                                                                                          ------------
                  Total Airport ...........................................                  5,798,543
                                                                                          ------------

                  EDUCATION (32.4%)
                  Broward County, Florida School Board COP
   1,780,000      4.500%, 07/01/23 Series A National-re FGIC Insured ......     A1/A+        1,633,951

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  EDUCATION (CONTINUED)
                  Carmel, Indiana 2002 School Building Corp.
$  1,235,000      4.300%, 01/15/23 FSA Insured ............................    Aa3/AAA    $  1,217,549
                  Central Washington State University System Revenue
   1,265,000      4.375%, 05/01/26  FSA Insured ...........................   Aa3/NR++       1,242,015
                  Florida State Board of Education Public Education
     210,000      4.500%, 06/01/25 FSA Insured ............................    Aa1/AAA         208,578
                  Hillsborough County, Florida School Board COP
     560,000      4.250%, 07/01/26 National-re Insured ....................    Aa3/AA-         495,538
                  Laredo, Texas Independent School District Public
                      Facility Corp.
     190,000      5.000%, 08/01/24 AMBAC Insured ..........................     NR/A-          193,543
                  La Vernia, Texas  Higher Education Finance Corp.
   3,596,000      6.500%, 03/12/38 ........................................     NR/NR*       2,852,383
                  Nevada System Higher Education COP
   1,000,000      5.000%, 07/01/25 AMBAC Insured ..........................     NR/AA-       1,036,960
                  Salt Lake County, Utah Westminster College Project
     870,000      4.750%, 10/01/21 ........................................     NR/BBB         740,144
   2,300,000      5.000%, 10/01/22 ........................................     NR/BBB       1,980,093
   1,250,000      5.000%, 10/01/25 ........................................     NR/BBB       1,037,163
   2,025,000      5.125%, 10/01/28 ........................................     NR/BBB       1,646,973
                  Spanish Fork City, Utah Charter School Revenue
                      American Leadership Academy
   1,900,000      5.550%, 11/15/21 ........................................     NR/NR*       1,524,579
     945,000      5.550%, 11/15/26 ........................................     NR/NR*         697,665
                  Texas A&M University Revenue
   1,750,000      5.000%, 07/01/34 ........................................    Aaa/AAA       1,773,118
                  Texas State College Student Loan Revenue
     100,000      5.000%, 08/01/22 AMT ....................................     Aa1/AA          95,918
                  Texas State University System Financing Revenue
     655,000      4.375%, 03/15/23 FSA Insured ............................    Aa3/AAA         656,762
                  Tyler, Texas Independent School District
     325,000      5.000%, 02/15/26 FSA Insured ............................    Aa3/AAA         332,638
                  University of Nevada (University Revenues)
     190,000      4.500%, 07/01/24 National-re Insured ....................    Aa3/AA-         190,587
                  University of Utah COP
   3,170,000      4.350%, 12/01/26 AMBAC Insured ..........................    Aa3/AA-       3,158,398

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  EDUCATION (CONTINUED)
                  Utah County, Utah Charter School Revenue Lakeview
                      Academy
$    315,000      5.350%, 07/15/17 Series A ...............................     NR/NR*    $    271,795
                  Utah County, Utah Charter School Revenue Lincoln
                      Academy
     950,000      5.450%, 06/15/17 Series A ...............................     NR/NR*         829,312
                  Utah County, Utah Charter School Revenue
                      Renaissance Academy
     340,000      5.350%, 07/15/17 Series A ...............................     NR/NR*         286,487
                  Utah County, Utah School Facility Revenue,
                      Ranches Academy
   1,320,000      6.500%, 12/21/25 ........................................     NR/NR*       1,061,465
                  Utah State Board of Regents Auxiliary & Campus
                      Facility
   1,000,000      4.125%, 04/01/20 National-re Insured ....................     Aa2/AA         997,800
                  Utah State Board of Regents Lease Revenue
     410,000      4.500%, 05/01/20  AMBAC Insured .........................     NR/AA          422,107
     425,000      4.500%, 05/01/21  AMBAC Insured .........................     NR/AA          436,275
     450,000      4.625%, 05/01/22  AMBAC Insured .........................     NR/AA          461,750
     120,000      4.650%, 05/01/23  AMBAC Insured .........................     NR/AA          122,596
                  Utah State Board of Regents Office Facility Revenue
     450,000      5.050%, 02/01/20 National-re Insured ....................    Baa1/AA         460,976
     360,000      5.125%, 02/01/22 National-re Insured ....................    Baa1/AA         368,636
   1,045,000      5.000%, 04/01/23 National-re Insured ....................    Aa3/AA-       1,087,155
                  Utah State Charter School Finance Authority
                      American Prep Academy
   6,900,000      8.000%, 03/15/39 ........................................     NR/NR*       6,943,056
                  Utah State Charter School Finance Authority Channing
                      Hall Academy
   1,700,000      5.750%, 07/15/22 Series A ...............................     NR/NR*       1,278,961
                  Utah State Charter School Finance Authority Da Vinci
                      Academy
   6,950,000      8.000%, 03/15/39 ........................................     NR/NR*       6,992,604
                  Utah State Charter School Finance Authority Entheos
                      Academy
   5,930,000      6.750%, 08/15/38 ........................................     NR/NR*       4,727,100

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  EDUCATION (CONTINUED)
                  Utah State Charter School Finance Authority Fast
                      Forward High School
$  3,108,800      6.500%, 11/15/37 ........................................     NR/NR*    $  2,330,916
                  Utah State Charter School Finance Authority G.
                      Washington Academy
   1,000,000      6.750%, 07/15/28 ........................................     NR/NR*         832,250
                  Utah State Charter School Finance Authority Legacy
                      Prep Academy
   5,745,000      6.750%, 06/15/38 ........................................     NR/NR*       5,770,335
   7,800,000      7.250%, 06/15/39 ........................................     NR/NR*       7,908,732
                  Utah State Charter School Finance Authority Noah
                      Webster Academy
   3,155,000      6.250%, 06/15/28 ........................................     NR/NR*       2,470,050
   1,000,000      6.500%, 06/15/38 ........................................     NR/NR*         758,520
                  Utah State Charter School Finance Authority
                      Rockwell Charter School
   1,000,000      6.750%, 08/15/28 ........................................     NR/NR*         831,050
                  Utah State Charter School Finance Authority Ronald
                      Wilson Reagan Academy
   1,250,000      5.750%, 02/15/22 Series A ...............................     NR/NR*       1,021,338
                  Utah State Charter School Finance Authority Summit
                      Academy
   1,425,000      5.125%, 06/15/17 ........................................    NR/BBB-       1,233,623
                  Utah State Charter School Finance Authority Venture
                      Academy
   7,305,000      7.250%, 11/15/38 ........................................     NR/NR*       7,105,427
                  Washington State University Revenue
     750,000      5.000%, 10/01/19 FSA Insured ............................    Aa3/AAA         761,813
     735,000      4.600%, 10/01/29 FSA Insured ............................    Aa3/AAA         734,949
                  Wayne Township, Indiana Marion City School
                      Building Corp.
   1,120,000      5.000%, 07/15/26 National-Re FGIC Insured ...............     NR/AA+       1,122,296
                  Weber State University, Utah Student Facilities System
   1,825,000      4.400%, 04/01/27 FSA Insured ............................     NR/AAA       1,820,438
                                                                                          ------------
                  Total Education .........................................                 84,164,367
                                                                                          ------------

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  HEALTHCARE (0.7%)
                  Harris County, Texas Health Facility Development Corp.
$    145,000      5.000%, 11/15/28 AMBAC Insured ..........................      NR/A     $    121,437
                  Reno, Nevada  Hospital Revenue, Washoe Medical
                      Center
     725,000      5.000%, 06/01/23 FSA Insured ............................    Aa3/AAA         673,351
     680,000      5.000%, 06/01/23 FSA Insured ............................    Aa3/AAA         631,557
                  Richmond, Indiana Hospital Revenue
     250,000      5.000%, 01/01/19 ........................................     NR/AA-         251,123
                                                                                          ------------
                  Total Healthcare ........................................                  1,677,468
                                                                                          ------------

                  HOUSING (13.5%)
                  Alaska Housing Finance Corp. Housing Revenue
   1,000,000      4.700%, 06/01/27 AMT ....................................     Aa2/AA         899,350
   1,000,000      5.250%, 12/01/28 AMT ....................................     Aa2/AA         955,430
                  Alaska State Local Housing Authority
     500,000      5.125%, 06/01/27 Series A2 AMT ..........................    Aaa/AAA         473,670
                  Florida Housing Finance Corp.
     715,000      5.000%, 07/01/21 AMT ....................................    Aa1/AA+         706,120
     500,000      6.000%, 07/01/28 ........................................    Aa1/AA+         520,950
                  Henderson, Nevada Local Improvement District
     150,000      5.000%, 09/01/15 ........................................     NR/NR*          67,848
     200,000      5.000%, 09/01/16 ........................................     NR/NR*          90,332
     200,000      5.050%, 09/01/17 ........................................     NR/NR*          90,230
     200,000      5.100%, 09/01/18 ........................................     NR/NR*          90,152
                  Indiana State Housing Finance Authority Single Family
     245,000      4.850%, 07/01/22 AMT ....................................    Aaa/NR+         241,288
                  Indianapolis, Indiana Multi-Family
     470,000      4.850%, 01/01/21 AMT ....................................     Aaa/NR         466,729
                  Miami-Dade County, Florida Housing Finance
                      Authority
     535,000      5.000%, 11/01/23 FSA Insured AMT ........................    Aa3/AAA         520,041
                  Nevada Housing Multi-Family, LOC: US Bank
     995,000      4.750%, 04/01/39 AMT ....................................     NR/AA-         872,177
                  North Dakota Housing Authority Home Mortgage
                      Revenue
   2,000,000      5.400%, 07/01/23 AMT ....................................     Aa1/NR       2,015,460
   1,000,000      5.650%, 07/01/28 AMT ....................................     Aa1/NR       1,001,260

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  HOUSING (CONTINUED)
                  North Dakota Housing Authority Home Mortgage
                      Revenue (continued)
$    950,000      5.400%, 07/01/28 ........................................     Aa1/NR    $    969,427
   2,000,000      4.750%, 07/01/31 AMT ....................................     Aa1/NR       1,736,740
                  Orange County, Florida Housing Finance Authority
     115,000      5.150%, 03/01/22 ........................................     Aaa/NR         114,826
                  Seattle, Washington Housing Authority
     730,000      4.400%, 11/01/21 AMT ....................................     NR/AAA         658,599
                  Snohomish County, Washington Housing Authority
     150,000      4.750%, 09/01/10 AMT ....................................     NR/NR*         147,005
     185,000      4.875%, 09/01/12 AMT ....................................     NR/NR*         174,181
     225,000      5.000%, 09/01/13 AMT ....................................     NR/NR*         207,707
     185,000      5.000%, 09/01/14 AMT ....................................     NR/NR*         166,831
     145,000      5.100%, 09/01/15 AMT ....................................     NR/NR*         128,279
                  South Dakota Housing Development Authority
   2,750,000      4.900%, 05/01/26 AMT ....................................    Aa1/AAA       2,547,408
     500,000      6.000%, 05/01/28 ........................................    Aa1/AAA         523,285
                  Texas State Housing Revenue
     495,000      4.800%, 09/01/27 AMT ....................................    Aa1/AAA         447,752
     990,000      5.250%, 09/01/32 AMT ....................................    Aa1/AAA         960,260
                  Utah Housing Corporation Single Family Mortgage
      25,000      5.250%, 07/01/23 AMT ....................................     Aa2/AA          24,926
     195,000      4.875%, 07/01/23 AMT ....................................    Aa3/AA-         185,683
   1,275,000      5.125%, 07/01/24 AMT ....................................    Aa3/AA-       1,245,675
   1,015,000      5.000%, 07/01/25 AMT ....................................    Aa2/AA-         983,494
     605,000      5.100%, 01/01/26 AMT ....................................    Aa3/AA-         583,426
     120,000      5.650%, 07/01/27 AMT ....................................     Aa2/AA         120,266
     610,000      5.200%, 01/01/28 AMT ....................................    Aa3/AA-         582,898
   2,305,000      5.800%, 07/01/28 AMT ....................................    Aa3/AA-       2,330,055
   1,000,000      5.700%, 07/01/28 AMT ....................................     Aa3/AA       1,004,820
     995,000      5.500%, 07/01/28 AMT ....................................    Aa3/AA-         981,160
     675,000      4.700%, 07/01/28 AMT ....................................    Aa3/AA-         619,205
   1,310,000      6.100%, 01/01/29 AMT ....................................    Aa3/AA-       1,340,759
     805,000      5.000%, 07/01/31 AMT ....................................     Aa2/AA         718,776
     495,000      5.000%, 01/01/32 AMT ....................................     Aa2/AA         434,759

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  HOUSING (CONTINUED)
                  Utah State Housing Finance Agency
$    125,000      5.700%, 07/01/15 AMT ....................................    Aa3/AA-    $    124,508
      40,000      5.650%, 07/01/16 Series 1994C ...........................    Aaa/AAA          40,144
      30,000      5.400%, 07/01/16 AMT ....................................     Aa2/AA          29,405
      15,000      6.000%, 07/01/17 AMT ....................................    Aaa/AAA          15,080
     560,000      5.500%, 07/01/18 AMT ....................................    Aa3/AA-         562,414
      35,000      5.300%, 07/01/18 AMT ....................................    Aaa/AAA          35,283
      60,000      5.000%, 07/01/18 AMT ....................................    Aaa/AAA          60,028
      75,000      5.400%, 07/01/20 AMT ....................................     Aa2/AA          75,605
     140,000      5.600%, 07/01/23 AMT ....................................     Aa2/AA         141,030
      35,000      5.700%, 07/01/26 National-re Insured ....................      A2/A           35,069
                     Wyoming Community Development Authority
                      Housing Revenue
   2,000,000      5.000%, 12/01/22 Series 10 AMT ..........................    Aa1/AA+       1,973,020
   2,920,000      5.625%, 12/01/38 ........................................    Aa1/AA+       2,951,186
                                                                                          ------------
                  Total Housing ...........................................                 34,992,011
                                                                                          ------------

                  INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.5%) Sandy City,
                  Utah Industrial Development, H Shirley
                      Wright Project, Refunding Bonds, LOC Olympus Bank
     250,000      6.125%, 08/01/16 ........................................     NR/AAA         250,768
                  Utah County Environmental Improvement Revenue
   1,025,000      5.050%, 11/01/17 ........................................   Baa1/BBB+      1,046,576
                                                                                          ------------
                  Total Industrial Development & Pollution Control ........                  1,297,344
                                                                                          ------------

                  LEASE (11.9%)
                  Celebration Community Development District, Florida
     290,000      5.000%, 05/01/22 National-re Insured ....................     Baa1/A         238,200
                  Clark County, Nevada Improvement District Revenue
     705,000      5.125%, 12/01/19 ........................................     NR/NR*         529,533
                  Clark County, Nevada Improvement District Special
                       Local Improvement #128 (Summerlin)
     500,000      5.000%, 02/01/21 Series A ...............................     NR/NR*         301,850
                  Davis County, Utah  Lease Revenue DMV Project
      78,000      5.400%, 11/01/17 ........................................     NR/NR*          67,075
      83,000      5.450%, 11/01/18 ........................................     NR/NR*          69,996
      87,000      5.500%, 11/01/19 ........................................     NR/NR*          72,117

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  LEASE (CONTINUED)
                  Davis County, Utah  Lease Revenue DMV Project
                      (continued)
$     92,000      5.550%, 11/01/20 ........................................     NR/NR*    $     75,170
      97,000      5.600%, 11/01/21 ........................................     NR/NR*          77,917
     103,000      5.650%, 11/01/22 ........................................     NR/NR*          80,953
     108,000      5.700%, 11/01/23 ........................................     NR/NR*          83,433
     115,000      5.700%, 11/01/24 ........................................     NR/NR*          87,362
     121,000      5.750%, 11/01/25 ........................................     NR/NR*          89,921
     128,000      5.750%, 11/01/26 ........................................     NR/NR*          93,510
                  Marion County, Indiana Convention & Recreational
                      Facilities Authority
     405,000      5.000%, 06/01/27 National-re Insured ....................     Baa1/A         376,431
                  Middle Village, Florida Community Development
                       District Special Assessment Revenue
   1,130,000      6.750%, 05/01/25 ........................................     NR/NR*         912,622
                  New Albany, Indiana Development Authority
     500,000      4.250%, 02/01/22 ........................................     NR/A-          475,925
                  Poinciana West, Florida Community Development
                       District Special Assessment Revenue
   1,000,000      5.875%, 05/01/22 ........................................     NR/NR*         759,330
                  Port Saint Lucie, Florida Special Assessment Revenue
                       Southwest Annexation District 1- B
     500,000      5.000%, 07/01/27 National-re Insured ....................     Baa1/A         436,030
                  Red River, Texas Higher Education TCU Project
   1,000,000      4.375%, 03/15/25 ........................................   Aa3/NR++         963,070
                  Salt Lake Valley, Utah Fire Service District Lease
                      Revenue
     610,000      5.200%, 04/01/28 ........................................   Aa3/NR++         624,573
   1,000,000      5.250%, 04/01/30 ........................................   Aa3/NR++       1,014,610
                  South Dakota State Building Authority Revenue
     500,000      4.500%, 06/01/24 National-re FGIC Insured ...............     NR/AA-         495,695
                     Tolomato Community, Florida Development
                       District Special Assessment Revenue
   1,000,000      6.450%, 05/01/23 ........................................     NR/NR*         741,800
                  Tooele County, Utah Municipal Building Authority
                      School District Lease Revenue
   1,000,000      5.000%, 06/01/28 ........................................     A3/A+          946,130

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  LEASE (CONTINUED)
                  Twin Creeks, Utah Special Service District BAN
$ 12,000,000      7.250%, 07/15/10 ........................................     NR/NR*    $ 11,736,000
                  Uintah County, Utah Municipal Building Authority
                      Lease Revenue
   1,500,000      5.300%, 06/01/28 ........................................     NR/A+        1,512,630
                     Utah State Building Ownership Authority
     465,000      5.000%, 05/15/21 ........................................    Aa1/AA+         486,097
   1,755,000      5.250%, 05/15/23 ........................................    Aa1/AA+       1,827,306
     510,000      5.000%, 05/15/23 ........................................    Aa1/AA+         527,921
   1,845,000      5.250%, 05/15/24 ........................................    Aa1/AA+       1,914,464
   1,080,000      5.000%, 05/15/25 ........................................    Aa1/AA+       1,107,529
                     West Bountiful, Utah Courthouse Revenue
     410,000      5.000%, 05/01/19 ........................................      NR/A          456,027
                  West Valley City, Utah Municipal Building Authority
                       Lease Revenue Refunding
   1,890,000      4.375%, 08/01/26 Series A National-re FGIC Insured ......     NR/A+        1,833,508
                                                                                          ------------
                  Total Lease .............................................                 31,014,735
                                                                                          ------------

                  TAX REVENUE (11.0%)
                  Aqua Isles, Florida Community Development District
                      Revenue
     945,000      7.000%, 05/01/38 ........................................     NR/NR*         663,910
                  Bay County, Florida Sales Tax Revenue
     175,000      4.750%, 09/01/23 FSA Insured ............................   Aa3/NR++         165,823
                  Bountiful, Utah Special Improvement District Special
                      Assessment Revenue
     203,000      5.000%, 06/01/14 ........................................     NR/NR*         177,932
     213,000      5.150%, 06/01/15 ........................................     NR/NR*         183,059
     224,000      5.300%, 06/01/16 ........................................     NR/NR*         188,574
     236,000      5.500%, 06/01/17 ........................................     NR/NR*         195,708
     249,000      5.650%, 06/01/18 ........................................     NR/NR*         204,735
                  Clark County, Nevada Improvement District
     250,000      5.000%, 08/01/16 ........................................     NR/NR*         170,590
                  Coral Canyon, Utah Special Service District
     110,000      5.000%, 07/15/13 ........................................     NR/NR*         102,738
     250,000      5.500%, 07/15/18 ........................................     NR/NR*         197,747

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  TAX REVENUE (CONTINUED)
                  Henderson, Nevada Local  Improvement District
$    100,000      4.500%, 09/01/12 ........................................     NR/NR*    $     89,407
     300,000      5.000%, 09/01/14 ........................................     NR/NR*         253,098
     295,000      5.000%, 09/01/15 ........................................     NR/NR*         241,103
     235,000      5.000%, 03/01/16 ........................................     NR/NR*         190,305
                  Holladay, Utah  Redevelopment Agency
   2,877,500      4.900%, 12/30/20 ........................................     NR/NR*       2,268,966
                  Jordanelle, Utah Special Service District
     186,000      5.000%, 11/15/14 ........................................     NR/NR*         164,270
     196,000      5.100%, 11/15/15 ........................................     NR/NR*         170,022
     206,000      5.200%, 11/15/16 ........................................     NR/NR*         175,077
     216,000      5.300%, 11/15/17 ........................................     NR/NR*         179,991
     228,000      5.400%, 11/15/18 ........................................     NR/NR*         187,993
     240,000      5.500%, 11/15/19 ........................................     NR/NR*         194,455
     253,000      5.600%, 11/15/20 ........................................     NR/NR*         201,757
     268,000      5.700%, 11/15/21 ........................................     NR/NR*         209,691
     283,000      5.800%, 11/15/22 ........................................     NR/NR*         217,576
     299,000      6.000%, 11/15/23 ........................................     NR/NR*         227,847
                  Jordanelle, Utah Special Service Improvement District
     175,000      8.000%, 10/01/11 ........................................     NR/NR*         175,819
                  La Verkin, Utah Sales and Franchise Tax Revenue
     571,000      5.100%, 07/15/27 ........................................     NR/NR*         451,473
                  Lehi, Utah Sales Tax
     790,000      5.000%, 06/01/24 FSA Insured ............................    Aa3/AAA         821,616
                  Mesquite, Nevada New Special Improvement District
     240,000      5.300%, 08/01/11 ........................................     NR/NR*         227,501
     175,000      4.600%, 08/01/11 ........................................     NR/NR*         163,093
     185,000      4.750%, 08/01/12 ........................................     NR/NR*         166,863
     220,000      4.900%, 08/01/13 ........................................     NR/NR*         192,595
     135,000      5.250%, 08/01/17 ........................................     NR/NR*         105,925
     300,000      5.350%, 08/01/19 ........................................     NR/NR*         224,058
     130,000      5.400%, 08/01/20 ........................................     NR/NR*          95,187
     475,000      5.500%, 08/01/25 ........................................     NR/NR*         319,095
                  Mountain Regional Water District, Utah Special
                      Assessment
   1,320,000      7.000%, 12/01/18 ........................................     NR/NR*       1,053,004

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  TAX REVENUE (CONTINUED)
                  Mountain Regional Water, Utah Special Service District
$  2,000,000      5.000%, 12/15/20 National-re Insured ....................    Baa1/A+    $  1,918,420
                  North Ogden, Utah Sales Tax Revenue
     195,000      5.000%, 11/01/24 Syncora Guarantee Inc. Insured .........     NR/A+          206,838
                  Payson City, Utah Sales Tax Revenue
     445,000      5.000%, 08/01/21 FSA Insured ............................    Aa3/AAA         473,565
                  Pembroke Harbor, Florida Community Development
                      District Revenue
   1,800,000      7.000%, 05/01/38 ........................................     NR/NR*       1,217,160
                  Salt Lake City, Utah Sales Tax
     955,000      5.000%, 02/01/21 ........................................     NR/AAA       1,014,477
   1,005,000      5.000%, 02/01/22 ........................................     NR/AAA       1,061,893
   1,060,000      5.000%, 02/01/23 ........................................     NR/AAA       1,114,049
   1,115,000      5.000%, 02/01/24 ........................................     NR/AAA       1,167,305
                  Sandy City, Utah Sales Tax
     605,000      5.000%, 09/15/20 AMBAC Insured ..........................     NR/AA+         624,941
                  South Weber City, Utah
     525,000      5.000%, 01/15/24 National-re Insured ....................     Baa1/A         552,521
                  Springville, Utah Special Assessment Revenue
                      2005 Series
     400,000      5.500%, 01/15/17 ........................................     NR/NR*         324,444
     423,000      5.650%, 01/15/18 ........................................     NR/NR*         336,433
     446,000      5.800%, 01/15/19 ........................................     NR/NR*         349,700
     472,000      5.900%, 01/15/20 ........................................     NR/NR*         365,446
     500,000      6.000%, 01/15/21 ........................................     NR/NR*         383,040
                  Springville, Utah Special Assessment Revenue
                      2007 Series
      34,000      5.650%, 01/15/18 ........................................     NR/NR*          27,042
      37,000      5.800%, 01/15/19 ........................................     NR/NR*          29,011
      38,000      5.900%, 01/15/20 ........................................     NR/NR*          29,422
      40,000      6.000%, 01/15/21 ........................................     NR/NR*          30,643
                  Vernal City, Utah Sales Tax Revenue
     515,000      4.750%, 09/01/31 Assured Guaranty Insured ...............     NR/AAA         491,866
     300,000      4.875%, 09/01/34 Assured Guaranty Insured ...............     NR/AAA         285,981

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  TAX REVENUE (CONTINUED)
                     Wasatch County, Utah Building Authority
$    130,000      5.000%, 10/01/15 ........................................     A3/NR     $    137,398
     135,000      5.000%, 10/01/16 ........................................     A3/NR          141,384
                  Wasatch County, Utah Sales Tax
     205,000      5.000%, 12/01/16 AMBAC Insured ..........................     NR/A+          217,072
     210,000      5.000%, 12/01/17 AMBAC Insured ..........................     NR/A+          220,842
     225,000      5.000%, 12/01/18 AMBAC Insured ..........................     NR/A+          234,776
                  Washington City, Utah Sales Tax
     680,000      5.250%, 11/15/17 AMBAC Insured ..........................      NR/A          732,530
                  Weber County, Utah Sales Tax
     385,000      5.000%, 07/01/23 AMBAC Insured ..........................     A2/NR          394,348
                  West Valley City, Utah Redevelopment Agency
   1,625,000      5.000%, 03/01/21 ........................................     NR/A-        1,662,619
     320,000      5.000%, 03/01/22 ........................................     NR/A-          325,651
     350,000      5.000%, 03/01/23 ........................................     NR/A-          354,270
   1,000,000      5.000%, 03/01/24 ........................................     NR/A-        1,008,260
                                                                                          ------------
                  Total Tax Revenue .......................................                 28,651,950
                                                                                          ------------

                  TRANSPORTATION (2.2%)
                  Alaska State International Airport Revenue
     175,000      5.000%, 10/01/24 AMBAC Insured AMT ......................   Aa3/NR++         159,484
                  Florida State Turnpike Authority Turnpike Revenue
     500,000      4.500%, 07/01/22 National-re Insured ....................    Aa2/AA-         496,115
                  Indiana Finance Authority Highway Revenue
   1,950,000      4.500%, 12/01/25 National-Re FGIC Insured ...............    Aa2/AA+       1,940,971
                  Miami-Dade County, Florida Aviation Revenue
     600,000      5.000%, 10/01/24 National-re FGIC Insured AMT ...........      A2/A          543,060
                  Port of Seattle, Washington Revenue
   1,095,000      5.100%, 04/01/24 AMT National-re FGIC Insured ...........    Aa2/AA-       1,053,204
                  Utah Transit Authority Sales Tax & Transportation
                      Revenue
   1,450,000      4.125%, 06/15/22 FSA Insured ............................    Aa3/AAA       1,450,377
                                                                                          ------------
                  Total Transportation ....................................                  5,643,211
                                                                                          ------------

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  UTILITY (6.5%)
                  Alaska Industrial Development & Export Authority
$    400,000      4.625%, 12/01/16 AMBAC Insured AMT ......................     NR/BBB    $    357,104
                  Cowlitz County, Washington Public Utility District
                      Electric Revenue
   1,000,000      4.500%, 09/01/26 National-re Insured ....................      A3/A          959,500
                  Eagle Mountain, Utah Gas & Electric
   1,385,000      4.250%, 06/01/20 Radian Insured .........................    NR/BBB-       1,204,091
   1,440,000      5.000%, 06/01/21 Radian Insured .........................    NR/BBB-       1,334,851
   1,515,000      5.000%, 06/01/22 Radian Insured .........................    NR/BBB-       1,389,103
                  Garland, Texas Water & Sewer
     440,000      4.500%, 03/01/21 AMBAC Insured ..........................     NR/AA          445,504
                  Indianapolis, Indiana Gas Utility
     505,000      5.000%, 08/15/24 AMBAC Insured ..........................     Aa3/A+         505,096
                  Intermountain Power Agency Utilities Light & Power
                      Service, Utah
     250,000      5.250%, 07/01/23 ........................................     A1/A+          253,132
                  JEA, Florida Electric System Revenue
     500,000      5.000%, 10/01/26 ........................................     Aa3/A+         500,905
                  Manti City, Utah Electric System Revenue
     603,000      5.750%, 02/01/17 ........................................     NR/NR*         547,705
                  Murray City, Utah Utility Electric Revenue
   1,340,000      5.000%, 06/01/25 AMBAC Insured ..........................     A2/NR        1,401,506
                  Orem, Utah Water & Storm Sewer Revenue
   1,000,000      5.000%, 07/15/26 ........................................     NR/AA        1,051,890
                     Pleasant Grove City, Utah Water Revenue
     760,000      4.625%, 12/01/23 FSA Insured ............................     NR/AAA         787,238
                  Rockport, Indiana Pollution Control Revenue Indiana
                      Michigan Power Company Project
   1,500,000      4.625%, 06/01/25 Series A FGIC Insured ..................    Baa2/BBB      1,204,995
                  Salem, Utah Electric Revenue
     140,000      5.400%, 11/01/09 ........................................     NR/NR*         141,281
                  Santa Clara Utah Storm Drain Revenue
     877,000      5.100%, 09/15/26 ........................................     NR/NR*         635,667

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  UTILITY (CONTINUED)
                  Southern Utah Valley Power System
$    210,000      5.250%, 09/15/13 National-re Insured ....................     Baa1/A    $    230,038
     225,000      5.250%, 09/15/14 National-re Insured ....................     Baa1/A         244,436
     235,000      5.250%, 09/15/15 National-re Insured ....................     Baa1/A         252,303
     185,000      5.125%, 09/15/21 National-re Insured ....................     Baa1/A         191,786
                  St. George, Utah Electric Revenue
     250,000      5.000%, 06/01/38 FSA Insured ............................   Aa3/NR++         249,230
                  Tacoma, Washington Solid Waste Utility Revenue
   1,000,000      5.000%, 12/01/23 Syncora Guarantee Inc. Insured .........     A2/AA        1,020,410
                  Utah Assessed Municipal Power System
   1,000,000      5.000%, 04/01/21 FSA Insured ............................    Aa3/AAA       1,033,970
                  Washington, Utah Electric Revenue
     985,000      5.000%, 09/01/21 Syncora Guarantee Inc. Insured .........    Baa1/NR       1,039,796
                                                                                          ------------
                  Total Utility ...........................................                 16,981,537
                                                                                          ------------

                  WATER AND SEWER (4.4%)
                  Eagle Mountain, Utah Water and Sewer
     690,000      4.750%, 11/15/25 National-re Insured ....................    Baa1/A+         706,215
                  Jacksonville, Florida Water and Sewer System Revenue
     160,000      4.625%, 10/01/22 ........................................    Aa3/AA-         156,962
                  Mesquite, Texas Waterworks & Sewer
     225,000      4.500%, 03/01/24 FSA Insured ............................    Aa3/AAA         227,531
                  Murray City, Utah Sewer and Water
     440,000      5.000%, 10/01/19 AMBAC Insured ..........................     A2/NR          457,138
                  Ogden City, Utah Sewer & Water Revenue
     750,000      4.625%, 06/15/38 FSA Insured ............................   Aa3/NR++         685,815
                  Pleasant Grove, Utah Water Revenue
     450,000      4.300%, 12/01/20 National-re Insured ....................    Baa1/A+         450,266
                  Smithfield, Utah Water Revenue
      90,000      4.750%, 06/01/17 ........................................     NR/NR*          78,507
      94,000      4.800%, 06/01/18 ........................................     NR/NR*          80,630
      99,000      4.850%, 06/01/19 ........................................     NR/NR*          83,530
     103,000      4.900%, 06/01/20 ........................................     NR/NR*          85,787
     108,000      5.000%, 06/01/21 ........................................     NR/NR*          90,278

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P         VALUE
---------------   ---------------------------------------------------------   ---------   ------------
                  WATER AND SEWER (CONTINUED)
                  Smithfield, Utah Water Revenue (continued)
$    126,000      5.150%, 06/01/22 ........................................     NR/NR*    $    104,493
     132,000      5.200%, 06/01/23 ........................................     NR/NR*         108,701
     139,000      5.250%, 06/01/24 ........................................     NR/NR*         113,756
     114,000      5.050%, 06/01/25 ........................................     NR/NR*          92,794
     120,000      5.100%, 06/01/26 ........................................     NR/NR*          97,324
                  Upper Trinity Regional Water District, Texas
     205,000      4.500%, 08/01/20 AMBAC Insured ..........................     A3/A-          207,310
                  Utah Water Finance Agency Revenue
     200,000      5.250%, 07/01/16 AMBAC Insured ..........................     NR/NR*         214,298
     310,000      5.000%, 10/01/17 AMBAC Insured ..........................     NR/NR*         325,159
     510,000      5.000%, 07/01/18 AMBAC Insured ..........................     A2/NR          532,052
     105,000      5.000%, 10/01/20 AMBAC Insured ..........................     NR/NR*         108,184
     830,000      4.500%, 10/01/22 AMBAC Insured ..........................     A1/NR          835,370
     740,000      5.125%, 07/01/23 AMBAC Insured ..........................     NR/NR*         757,560
     870,000      4.500%, 10/01/23 AMBAC Insured ..........................     A1/NR          871,253
   2,570,000      5.000%, 10/01/25 AMBAC Insured ..........................     A2/NR        2,626,334
   1,400,000      4.500%, 10/01/28 AMBAC Insured ..........................     A1/NR        1,354,374
                                                                                          ------------
                  Total Water and Sewer ...................................                 11,451,621
                                                                                          ------------
                  Total Revenue Bonds .....................................                221,672,787
                                                                                          ------------
                  Total Investments (cost $266,345,809 - note 4) ..........      97.4%     252,945,639
                  Other assets less liabilities ...........................       2.6        6,831,716
                                                                              -------     ------------
                  Net Assets ..............................................     100.0%    $259,777,355
                                                                              =======     ============

                                                                  PERCENT OF
      PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)        PORTFOLIO**
      ----------------------------------------------------        ----------
      Aaa of Moody's or AAA of S&P .......................           14.9%
      Aa of Moody's or AA of S&P .........................           29.7
      A of Moody's or S&P ................................           12.9
      Baa of Moody's or BBB of S&P .......................            6.3
      Not rated* .........................................           36.2
                                                                    -----
                                                                    100.0%
                                                                    =====

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
** Calculated using the highest rating of the two rating services.

      FITCH RATINGS
      -------------
          + AAA
          ++ AA
          +++ A

      Note: National Public Finance Guarantee Corporation (National-re) is the new name for Municipal Bond Investors Assurance (MBIA) Inc.'s U.S. public finance platform.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

      AMBAC - American Municipal Bond Assurance Corp. AMT - Alternative Minimum Tax COP - Certificates of Participation FGIC - Financial Guaranty Insurance Co. FSA - Financial Security Assurance LOC - Letter of Credit National-re - National Public Finance Guarantee Corporation National-re - FGIC-Reinsured FGIC bonds NR - Not Rated

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2009

ASSETS
   Investments at value (cost $266,345,809) ...................................................    $      252,945,639
   Cash .......................................................................................             2,820,275
   Interest receivable ........................................................................             3,967,988
   Receivable for Fund shares sold ............................................................               998,570
   Receivable from Manager ....................................................................               520,626
   Receivable for investment securities sold ..................................................                35,000
   Other assets ...............................................................................                15,353
                                                                                                   ------------------
   Total assets ...............................................................................           261,303,451
                                                                                                   ------------------
LIABILITIES
   Payable for Fund shares redeemed ...........................................................               540,763
   Deferred income payable ....................................................................               479,768
   Dividends payable ..........................................................................               242,087
   Management fees payable ....................................................................                88,571
   Distribution and service fees payable ......................................................                66,537
   Accrued expenses ...........................................................................               108,370
                                                                                                   ------------------
   Total liabilities ..........................................................................             1,526,096
                                                                                                   ------------------
NET ASSETS ....................................................................................    $      259,777,355
                                                                                                   ==================
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share ........    $          277,819
   Additional paid-in capital .................................................................           274,875,070
   Net unrealized depreciation on investments (note 4) ........................................           (13,400,170)
   Accumulated net realized loss on investments ...............................................            (2,069,547)
   Accumulated net investment income ..........................................................                94,183
                                                                                                   ------------------
                                                                                                   $      259,777,355
                                                                                                   ==================
CLASS A
   Net Assets .................................................................................    $      166,182,505
                                                                                                   ==================
   Capital shares outstanding .................................................................            17,780,903
                                                                                                   ==================
   Net asset value and redemption price per share .............................................    $             9.35
                                                                                                   ==================
   Maximum offering price per share (100/96 of $9.35 adjusted to nearest cent) ................    $             9.74
                                                                                                   ==================
CLASS C
   Net Assets .................................................................................    $       49,700,167
                                                                                                   ==================
   Capital shares outstanding .................................................................             5,319,409
                                                                                                   ==================
   Net asset value and offering price per share ...............................................    $             9.34
                                                                                                   ==================
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..............................................    $             9.34*
                                                                                                   ==================
CLASS Y
   Net Assets .................................................................................    $       43,894,683
                                                                                                   ==================
   Capital shares outstanding .................................................................             4,681,565
                                                                                                   ==================
   Net asset value, offering and redemption price per share ...................................    $             9.38
                                                                                                   ==================

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2009

INVESTMENT INCOME:
      Interest income ..............................................                      $  13,108,548
      Other income .................................................                             40,858
                                                                                          -------------
                                                                                             13,149,406

Expenses:

      Management fee (note 3) ......................................       $ 1,181,829
      Distribution and service fees (note 3) .......................           665,916
      Transfer and shareholder servicing agent fees ................           141,693
      Trustees' fees and expenses (note 8) .........................           104,563
      Shareholders' reports and proxy statements ...................            36,943
      Legal fees (note 3) ..........................................            36,927
      Fund accounting fees .........................................            26,112
      Custodian fees (note 6) ......................................            21,113
      Auditing and tax fees ........................................            16,301
      Registration fees and dues ...................................            14,030
      Insurance ....................................................            10,113
      Chief compliance officer (note 3) ............................             4,040
      Miscellaneous ................................................            32,978
                                                                           -----------
      Total expenses ...............................................         2,292,558

      Management fee waived (note 3) ...............................          (315,336)
      Expenses paid indirectly (note 6) ............................           (33,184)
                                                                           -----------
      Net expenses .................................................                          1,944,038
                                                                                          -------------
      Net investment income ........................................                         11,205,368

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized loss from securities transactions ...............        (1,800,263)
      Change in unrealized depreciation on investments .............        (7,737,307)
                                                                           -----------

      Net realized and unrealized gain (loss) on investments .......                         (9,537,570)
                                                                                          -------------
      Net increase in net assets resulting from operations .........                      $   1,667,798
                                                                                          =============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            YEAR ENDED      YEAR ENDED
                                                                          JUNE 30, 2009    JUNE 30, 2008
                                                                          -------------    -------------
OPERATIONS:
      Net investment income ...........................................   $  11,205,368    $   9,139,922
      Net realized gain (loss) from securities transactions ...........      (1,800,263)         638,898
      Change in unrealized depreciation on investments ................      (7,737,307)      (4,614,006)
                                                                          -------------    -------------
         Change in net assets from operations .........................       1,667,798        5,164,814
                                                                          -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
      Class A Shares:
      Net investment income ...........................................      (7,531,262)      (6,459,904)

      Class C Shares:
      Net investment income ...........................................      (1,461,117)      (1,040,811)

      Class Y Shares:
      Net investment income ...........................................      (2,370,878)      (1,961,979)
                                                                          -------------    -------------
         Change in net assets from distributions ......................     (11,363,257)      (9,462,694)
                                                                          -------------    -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
      Proceeds from shares sold .......................................      86,962,093       55,700,331
      Reinvested dividends and distributions ..........................       6,415,663        5,703,447
      Cost of shares redeemed .........................................     (62,672,341)     (45,261,625)
                                                                          -------------    -------------
         Change in net assets from capital share transactions .........      30,705,415       16,142,153
                                                                          -------------    -------------

         Change in net assets .........................................      21,009,956       11,844,273

NET ASSETS:
    Beginning of period ...............................................     238,767,399      226,923,126
                                                                          -------------    -------------

    End of period* ....................................................   $ 259,777,355    $ 238,767,399
                                                                          =============    =============

    * Includes undistributed net investment income of: ................   $      94,183    $      30,192
                                                                          =============    =============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2009

1. ORGANIZATION

      Tax-Free Fund For Utah (the "Fund"), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sale charge. Class I Shares carry a distribution and service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective July 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments are assigned levels based upon the observability.

      The three-tier hierarchy inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

      The following is a summary of the valuation inputs, representing 100% of the Fund's investments (details of which can be found in the schedule of investments), used to value the Fund's net assets as of June 30, 2009:

       VALUATION INPUTS                                INVESTMENTS IN SECURITIES
       ----------------                                -------------------------
       Level 1 - Quoted Prices .....................        $           --
       Level 2 - Other Significant Observable Inputs
          Municipal Bonds ..........................           252,945,639
       Level 3 - Significant Unobservable Inputs ...                    --
                                                            --------------
       Total .......................................        $  252,945,639
                                                            ==============

c)    ACCOUNTING  PRONOUNCEMENTS:   In  April  2009,  the  Financial  Accounting
      Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. The adoption of FSP 157-4 did not have an impact on the Fund's financial statements and the Fund has made the required additional disclosures.

      In May 2009, the FASB issued SFAS No. 165, "Subsequent Events" (SFAS No.
      165). The Fund adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep financial statements from being misleading, an entity is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Fund has evaluated subsequent events through the issuance of its financial statements on August 28, 2009.

      The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), effective June 30, 2009. SFAS 161 requires enhanced disclosures about a fund's derivative and hedging activities, including how such activities are accounted for and their effect on a fund's financial position, performance and cash flows. The Fund does not invest in derivative instruments or engage in hedging activities. As a result, SFAS l61 did not impact the Fund's financial statements.

d) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount. In connection with certain bonds, fee income is recognized by the Fund on a daily basis over the life of the bonds.

e) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes. FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on December 31, 2007. Management has reviewed the tax positions for each of the open tax years (2006-2009) and has determined that implementation of FIN 48 did not have a material impact on the Fund's financial statements.

f) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      For the year ended June 30, 2009, the Fund incurred management fees of $1,181,829 of which $315,336 was waived. The Manager contractually undertook to waive fees and/or reimburse Fund expenses during the period July 1, 2008 through June 30, 2009 so that total Fund expenses would not exceed 0.83% for Class A Shares, 1.63% for Class C Shares, 0.97% for Class I Shares or 0.63% for Class Y Shares. Comparable expense limitations are in place for fiscal 2010.

      The Manager has agreed to pay the Fund $520,626 in installments (with interest) over a maximum period of 58 months related to fees paid by the issuers of certain bonds held by the Fund.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the year ended June 30, 2009, distribution fees on Class A Shares amounted to $307,967, of which the Distributor retained $9,051.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2009, amounted to $268,462. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2009 amounted to $89,487. The total of these payments with respect to Class C Shares amounted to $357,949, of which the Distributor retained $62,617.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are currently sold primarily through the facilities of intermediaries having offices within Utah, with the bulk of sales commissions inuring to such intermediaries. For the year ended June 30, 2009, total commissions on sales of Class A Shares amounted to $600,319, of which the Distributor received $50,624.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended June 30, 2009, the Fund incurred $36,847 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2009, purchases of securities and proceeds from the sales of securities aggregated $88,447,483 and $57,113,623, respectively.

      At June 30, 2009, the aggregate tax cost for all securities was $266,292,485. At June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $2,246,532 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $15,593,378, for a net unrealized depreciation of $13,346,846.

5. PORTFOLIO ORIENTATION

      Since the Fund may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations. At least 50% of the Fund's assets will always consist of obligations of Utah-based issuers. At June 30, 2009, the Fund had 62% of its net assets invested in municipal obligations issued by the State of Utah.

      The Fund is also permitted to invest in tax-free municipal obligations meeting comparable quality standards of issuers in certain states that do not tax the interest on obligations of Utah issuers and that provide income which is exempt from both regular Federal and Utah income taxes.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                   Year Ended                    Year Ended
                                                 June 30, 2009                  June 30, 2008
                                         ----------------------------    ----------------------------
                                            Shares          Amount          Shares          Amount
                                         ------------    ------------    ------------    ------------
CLASS A SHARES:
  Proceeds from shares sold ...........     4,236,182    $ 38,937,661       2,834,849    $ 28,003,392
  Reinvested distributions ............       481,016       4,432,815         417,757       4,128,043
  Cost of shares redeemed .............    (3,194,513)    (28,482,023)     (2,020,117)    (19,970,653)
                                         ------------    ------------    ------------    ------------
    Net change ........................     1,522,685      14,888,453       1,232,489      12,160,782
                                         ------------    ------------    ------------    ------------
CLASS C SHARES:
  Proceeds from shares sold ...........     2,776,510      25,642,043         796,274       7,849,550
  Reinvested distributions ............       100,741         927,564          64,603         638,158
  Cost of shares redeemed .............      (839,404)     (7,773,249)       (699,234)     (6,926,362)
                                         ------------    ------------    ------------    ------------
    Net change ........................     2,037,847      18,796,358         161,643       1,561,346
                                         ------------    ------------    ------------    ------------
CLASS Y SHARES:
  Proceeds from shares sold ...........     2,448,286      22,382,389       2,002,683      19,847,389
  Reinvested distributions ............       114,773       1,055,284          94,661         937,246
  Cost of shares redeemed .............    (2,876,167)    (26,417,069)     (1,843,176)    (18,364,610)
                                         ------------    ------------    ------------    ------------
    Net change ........................      (313,108)     (2,979,396)        254,168       2,420,025
                                         ------------    ------------    ------------    ------------
Total transactions in Fund
  shares ..............................     3,247,424    $ 30,705,415       1,648,300    $ 16,142,153
                                         ============    ============    ============    ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2009 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended June 30, 2009 was $73,000, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended June 30, 2009, such meeting-related expenses amounted to $31,563.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund increased undistributed net investment income in the amount of $221,880, decreased accumulated net realized loss on investments by $796,251 and decreased additional paid-in capital in the amount of $1,018,131 at June 30, 2009. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2009. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At June 30, 2009, the Fund had a capital loss carryover of $902,608 of which $15,469 expires on June 30, 2011, $253,815 expires on June 30, 2012 and $633,324 expires on June 30, 2017. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed. At June 30, 2009 there were post-October capital loss deferrals of $1,166,939, which will be recognized in the following year.

      The tax character of distributions:

                                                  Year Ended June 30,
                                                2009             2008
                                           -------------   --------------
      Net tax-exempt income                $  11,141,377   $    9,144,508
      Ordinary income                            221,880          318,186
                                           -------------   --------------
                                           $  11,363,257   $    9,462,694
                                           =============   ==============

      As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income      $     248,139
      Undistributed taxable income                34,807
      Accumulated net realized loss             (902,608)
      Unrealized depreciation                (13,346,846)
      Other temporary differences             (1,409,026)
                                           -------------
                                           $ (15,375,534)
                                           =============

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. RECENT DEVELOPMENT

      Since December 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of most of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                Class A
                                                                   ---------------------------------------------------------------
                                                                                          Year Ended June 30,
                                                                   ---------------------------------------------------------------
                                                                      2009         2008           2007         2006         2005
                                                                   ---------     ---------     ---------    ---------    ---------
Net asset value, beginning of period ...........................   $    9.73     $    9.91     $    9.87    $   10.26    $    9.91
                                                                   ---------     ---------     ---------    ---------    ---------
Income (loss) from investment operations:
    Net investment income ......................................        0.44++        0.41++        0.40+        0.40+        0.41+
    Net gain (loss) on securities (both realized
        and unrealized) ........................................       (0.37)        (0.17)         0.05        (0.37)        0.38
                                                                   ---------     ---------     ---------    ---------    ---------
    Total from investment operations ...........................        0.07          0.24          0.45         0.03         0.79
                                                                   ---------     ---------     ---------    ---------    ---------
Less distributions (note 10):
    Dividends from net investment income .......................       (0.45)        (0.42)        (0.41)       (0.42)       (0.44)
    Distributions from capital gains ...........................          --            --            --           --           --
                                                                   ---------     ---------     ---------    ---------    ---------
    Total distributions ........................................       (0.45)        (0.42)        (0.41)       (0.42)       (0.44)
                                                                   ---------     ---------     ---------    ---------    ---------
Net asset value, end of period .................................   $    9.35     $    9.73     $    9.91    $    9.87    $   10.26
                                                                   =========     =========     =========    =========    =========

Total return (not reflecting sales charge) .....................        0.91%         2.45%         4.60%        0.28%        8.06%
Ratios/supplemental data
    Net assets, end of period (in thousands) ...................   $ 166,182     $ 158,125     $ 148,894    $ 142,227    $ 126,091
    Ratio of expenses to average net assets ....................        0.75%         0.63%         0.68%        0.64%        0.59%
    Ratio of net investment income to average
        net assets .............................................        4.80%         4.09%         3.89%        3.90%        3.98%
    Portfolio turnover rate ....................................       24.64%        18.83%        17.36%        9.61%        8.68%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

    Ratio of expenses to average net assets ....................        0.87%         0.90%         0.96%        0.93%        0.97%
    Ratio of net investment income to average
        net assets .............................................        4.68%         3.82%         3.61%        3.61%        3.60%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were (note 3):

    Ratio of expenses to average net assets ....................        0.74%         0.61%         0.66%        0.61%        0.56%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class C
                                                     -------------------------------------------------------------------
                                                                               Year Ended June 30,
                                                     -------------------------------------------------------------------
                                                        2009           2008           2007          2006          2005
                                                     ---------      ---------      ---------     ---------     ---------
Net asset value, beginning of period .............   $    9.72      $    9.91      $    9.87     $   10.26     $    9.91
                                                     ---------      ---------      ---------     ---------     ---------
Income (loss) from investment operations:
    Net investment income ........................        0.37++         0.33++         0.32+         0.32+         0.32+
    Net gain (loss) on securities (both
        realized and unrealized) .................       (0.37)         (0.18)          0.05         (0.37)         0.38
                                                     ---------      ---------      ---------     ---------     ---------
Total from investment operations .................          --           0.15           0.37         (0.05)         0.70
                                                     ---------      ---------      ---------     ---------     ---------
Less distributions (note 10):
    Dividends from net investment income..........       (0.38)         (0.34)         (0.33)        (0.34)        (0.35)
    Distributions from capital gains .............          --             --             --            --            --
                                                     ---------      ---------      ---------     ---------     ---------
    Total distributions ..........................       (0.38)         (0.34)         (0.33)        (0.34)        (0.35)
                                                     ---------      ---------      ---------     ---------     ---------
Net asset value, end of period ...................   $    9.34      $    9.72      $    9.91     $    9.87     $   10.26
                                                     =========      =========      =========     =========     =========
Total return (not reflecting sales charge) .......        0.10%          1.53%          3.77%        (0.52)%        7.20%
Ratios/supplemental data
    Net assets, end of period (in thousands) .....   $  49,700      $  31,906      $  30,905     $  33,791     $  27,581
    Ratio of expenses to average net assets ......        1.55%          1.43%          1.48%         1.44%         1.39%
    Ratio of net investment income to
        average net assets .......................        3.99%          3.29%          3.10%         3.10%         3.18%
    Portfolio turnover rate ......................       24.64%         18.83%         17.36%         9.61%         8.68%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

    Ratio of expenses to average net assets ......        1.67%          1.70%          1.76%         1.72%         1.77%
    Ratio of net investment income to
        average net assets .......................        3.88%          3.02%          2.81%         2.81%         2.80%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were (note 3):

    Ratio of expenses to average net assets ......        1.54%          1.42%          1.46%         1.41%         1.36%

                                                                                    Class Y
                                                     -------------------------------------------------------------------
                                                                              Year Ended June 30,
                                                     -------------------------------------------------------------------
                                                        2009           2008           2007          2006          2005
                                                     ---------      ---------      ---------     ---------     ---------
Net asset value, beginning of period .............   $    9.76      $    9.94      $    9.90     $   10.29     $    9.94
                                                     ---------      ---------      ---------     ---------     ---------
Income (loss) from investment operations:
    Net investment income ........................        0.46++         0.43++         0.41+         0.42+         0.42+
    Net gain (loss) on securities (both
        realized and unrealized) .................       (0.37)         (0.17)          0.07         (0.37)         0.39
                                                     ---------      ---------      ---------     ---------     ---------
Total from investment operations .................        0.09           0.26           0.48          0.05          0.81
                                                     ---------      ---------      ---------     ---------     ---------
Less distributions (note 10):
    Dividends from net investment income.. .......       (0.47)         (0.44)         (0.44)        (0.44)        (0.46)
    Distributions from capital gains .............          --             --             --            --            --
                                                     ---------      ---------      ---------     ---------     ---------
    Total distributions ..........................       (0.47)         (0.44)         (0.44)        (0.44)        (0.46)
                                                     ---------      ---------      ---------     ---------     ---------
Net asset value, end of period ...................   $    9.38      $    9.76      $    9.94     $    9.90     $   10.29
                                                     =========      =========      =========     =========     =========
Total return (not reflecting sales charge) .......        1.13%          2.67%          4.80%         0.49%         8.27%
Ratios/supplemental data
    Net assets, end of period (in thousands) .....   $  43,895      $  48,737      $  47,124     $  39,791     $  17,928
    Ratio of expenses to average net assets ......        0.55%          0.43%          0.48%         0.44%         0.39%
    Ratio of net investment income to
        average net assets .......................        5.00%          4.29%          4.09%         4.10%         4.15%
    Portfolio turnover rate ......................       24.64%         18.83%         17.36%         9.61%         8.68%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

    Ratio of expenses to average net assets ......        0.67%          0.70%          0.76%         0.72%         0.77%
    Ratio of net investment income to
        average net assets .......................        4.88%          4.02%          3.81%         3.82%         3.78%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were (note 3):

    Ratio of expenses to average net assets ......        0.54%          0.42%          0.46%         0.41%         0.37%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amount calculated using the daily average shares method.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2009

                      ACTUAL
                   TOTAL RETURN       BEGINNING       ENDING         EXPENSES
                     WITHOUT           ACCOUNT        ACCOUNT       PAID DURING
                 SALES CHARGES(1)       VALUE          VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                9.66%          $1,000.00      $1,096.60        $4.11
--------------------------------------------------------------------------------
Class C                9.24%          $1,000.00      $1,092.40        $8.25
--------------------------------------------------------------------------------
Class Y                9.75%          $1,000.00      $1,097.50        $3.07
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.79%, 1.59% AND 0.59% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2009

                      HYPOTHETICAL
                       ANNUALIZED       BEGINNING       ENDING       EXPENSES
                         TOTAL           ACCOUNT       ACCOUNT      PAID DURING
                        RETURN            VALUE         VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                  5.00%         $1,000.00      $1,020.88        $3.96
--------------------------------------------------------------------------------
Class C                  5.00%         $1,000.00      $1,016.91        $7.95
--------------------------------------------------------------------------------
Class Y                  5.00%         $1,000.00      $1,021.87        $2.96
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.79%, 1.59% AND 0.59% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund's entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund's portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund's portfolio holding schedule for the most recently completed period by visiting the Fund's website at www.aquilafunds.com. The Fund also discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on the 5th business day following the month end. This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended June 30, 2009, $11,141,377 of dividends paid by Tax-Free Fund For Utah, constituting 98.05% of total dividends paid during the fiscal year ended June 30, 2009, were exempt-interest dividends, and the balance was ordinary dividend income.

      Prior to January 31, 2009, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2008 CALENDAR YEAR.

      Prior to January 31, 2010, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2009 CALENDAR YEAR.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

TURSTEES AND OFFICERS(1)

                                                                                                NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                               PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                               IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                         COMPLEX     DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------

INTERESTED TRUSTEE(4)

Diana P. Herrmann       Trustee               Vice  Chair and Chief  Executive  Officer of          12      ICI Mutual Insurance
New York, NY            since 1997            Aquila  Management  Corporation,  Founder of                  Company
(02/25/58)              and President         the Aquila  Group of Funds(5)  and parent of
                        since 1998            Aquila  Investment  Management LLC,  Manager
                                              since  2004,  President  since  1997,  Chief
                                              Operating  Officer,  1997-2008,  a  Director
                                              since   1984,   Secretary   since  1986  and
                                              previously  its  Executive  Vice  President,
                                              Senior  Vice  President  or Vice  President,
                                              1986-1997;  Chief Executive Officer and Vice
                                              Chair since 2004,  President  and Manager of
                                              the Manager since 2003, and Chief  Operating
                                              Officer of the  Manager,  2003-2008;  Chair,
                                              Vice  Chair,   President,   Executive   Vice
                                              President or Senior Vice  President of funds
                                              in the  Aquila  Group of Funds  since  1986;
                                              Director  of  the  Distributor  since  1997;
                                              Governor,  Investment  Company  Institute (a
                                              trade  organization for the U.S. mutual fund
                                              industry dedicated to protecting shareholder
                                              interests  and  educating  the public  about
                                              investing)  and  head  of  its  Small  Funds
                                              Committee  since 2004;  active in charitable
                                              and volunteer organizations.

NON-INTERESTED TRUSTEES

Gary C. Cornia          Chair of the          Dean, Marriott School of Management, Brigham          4       Lincoln Institute of
Orem, UT                Board of              Young  University,   since  2008;  Director,                  Land Policy, Cambridge,
(06/24/48)              Trustees              Romney   Institute  of  Public   Management,                  MA
                        since 2005            Marriott School of Management,  2004 - 2008;
                        and Trustee           Professor,  Marriott  School of  Management,
                        since 1993            1980 - present; Past President, the National
                                              Tax Association; Fellow, Lincoln
                                              Institute of Land Policy, 2002 -
                                              present; Associate Dean, Marriott
                                              School of Management, Brigham
                                              Young University, 1991-2000;
                                              member, Utah Governor's Tax Review
                                              Committee since 1993.

                                                                                                NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                               PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                               IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                         COMPLEX     DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------
Tucker Hart Adams       Trustee               President,   The  Adams  Group,   Inc.,   an          3       Griffis/Blessings, Inc.
Colorado Springs, CO    since 2006            economic   consulting   firm,   since  1989;                  (commercial property
(01/11/38)                                    formerly  Chief  Economist,  United Banks of                  development and
                                              Colorado;  currently or formerly active with                  management); Kachi
                                              numerous    professional    and    community                  Partners (middle market
                                              organizations.                                                buyouts); Colorado
                                                                                                            Health Facilities
                                                                                                            Authority

Thomas A. Christopher   Trustee               Vice   President  of   Robinson,   Hughes  &          4       None
Danville, KY            since 2006            Christopher,  C.P.A.s,  P.S.C.,  since 1977;
(12/19/47)                                    President,  A Good  Place for Fun,  Inc.,  a
                                              sports facility, since 1987;
                                              currently or formerly active with
                                              various professional and community
                                              organizations.

Lyle W. Hillyard        Trustee               President  of  the  law  firm  of  Hillyard,          2       None
Logan, UT               since 2003            Anderson & Olsen,  Logan,  Utah, since 1967;
(09/25/40)                                    member of Utah Senate,  1985 to present,  in
                                              the following positions:
                                              President, 2000, Senate Majority
                                              Leader, 1999-2000, Assistant
                                              Majority Whip, 1995-1998; served
                                              as Chairman of the following Utah
                                              Senate Committees: Tax and
                                              Revenue, Senate Judiciary
                                              Standing, Joint Executive
                                              Appropriations, and Senate Rules;
                                              currently serves as Co-Chair,
                                              Joint Executive Appropriations.

John C. Lucking         Trustee               President, Econ-Linc, an economic consulting          3       None
Phoenix, AZ             since 2004            firm,   since  1995;   formerly   Consulting
(05/20/43)                                    Economist,   Bank  One   Arizona  and  Chief
                                              Economist, Valley National Bank;
                                              member, Arizona's Joint
                                              Legislative Budget Committee
                                              Economic Advisory Panel and the
                                              Western Blue Chip Economic
                                              Forecast Panel; Board member,
                                              Northern Arizona University
                                              Foundation since 1997; member,
                                              various historical, civic and
                                              economic associations.

                                                                                                NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                               PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                               IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                         COMPLEX     DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------
Anne J. Mills           Trustee               President,  Loring Consulting  Company since          4       None
Castle Rock, CO         since 1994            2001; Vice President for Business Management
(12/23/38)                                    and  CFO,  Ottawa   University,   1992-2001,
                                              2006-2008; IBM Corporation,
                                              1965-1991; currently active with
                                              various charitable, educational
                                              and religious organizations.

OTHER INDIVIDUALS CHAIRMAN EMERITUS(6)

Lacy B. Herrmann        Founder and           Founder and  Chairman  of the Board,  Aquila          N/A     N/A
New York, NY            Chairman              Management   Corporation,   the   sponsoring
(05/12/29)              Emeritus              organization  and  parent of the  Manager or
                        since 2005,           Administrator  and/or Adviser or Sub-Adviser
                        Chairman of           to each fund of the  Aquila  Group of Funds;
                        the Board             Chairman  of the  Manager  or  Administrator
                        of Trustees,          and/or  Adviser or Sub-Adviser to each since
                        1992-2005             2004;  Founder and Chairman Emeritus of each
                                              fund in the Aquila Group of Funds;
                                              previously Chairman and a Trustee
                                              of each fund in the Aquila Group
                                              of Funds since its establishment
                                              until 2004 or 2005; Director of
                                              the Distributor since 1981 and
                                              formerly Vice President or
                                              Secretary, 1981-1998; Director or
                                              trustee, Premier VIT, 1994 - 2009;
                                              Director or trustee of Oppenheimer
                                              Quest Value Funds Group,
                                              Oppenheimer Small Cap Value Fund,
                                              Oppenheimer Midcap Fund, 1987 -
                                              2009, and Oppenheimer Rochester
                                              Group of Funds, 1995 - 2009;
                                              Trustee Emeritus, Brown University
                                              and the Hopkins School; active in
                                              university, school and charitable
                                              organizations.

                                                                                                NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                               PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                               IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                         COMPLEX     DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------
Officers

Charles E. Childs, III  Executive Vice        Executive Vice President of all funds in the          N/A     N/A
New York, NY            President             Aquila  Group of Funds and the  Manager  and
(04/01/57)              since 2003            the Manager's  parent since 2003;  Executive
                                              Vice President and Chief Operating
                                              Officer of the Manager and the
                                              Manager's parent since 2008;
                                              formerly Senior Vice President,
                                              corporate development, Vice
                                              President, Assistant Vice
                                              President and Associate of the
                                              Manager's parent since 1987;
                                              Senior Vice President, Vice
                                              President or Assistant Vice
                                              President of the Aquila
                                              Money-Market Funds, 1988-2003.

Maryann Bruce           Senior Vice           President, Aquila Distributors,  Inc., since          N/A     N/A
Cornelius, NC           President since       2008;  Senior Vice  President of each of the
(04/01/60)              2009                  equity and bond funds in the Aquila Group of
                                              Funds since 2009; Executive
                                              Managing Director, Evergreen
                                              Investments, 2004 - 2007,
                                              President, Evergreen Investment
                                              Services, Inc., 1999 - 2007;
                                              President and CEO, Allstate
                                              Financial Distributors, Inc., 1998
                                              - 1999; Senior Vice President and
                                              Director Financial Institution
                                              Division, OppenheimerFunds, Inc.,
                                              1990 - 1998, Regional Vice
                                              President, 1987 - 1990; Vice
                                              President and Mutual Fund
                                              Marketing Manager, J.C. Bradford &
                                              Company, 1982 - 1987.

Todd W. Curtis          Vice President        Senior Vice President and Portfolio Manager,          N/A     N/A
Phoenix, AZ             since 2009            Tax-Free  Trust  of  Arizona,  since  August
(06/08/49)                                    2004; Vice President and Portfolio  Manager,
                                              Churchill Tax-Free Fund of
                                              Kentucky, since 2009, backup
                                              portfolio manager, 2004-2009; Vice
                                              President and Portfolio Manager,
                                              Tax-Free Fund For Utah, since
                                              2009; Vice President and Portfolio
                                              Manager, Banc One Investment
                                              Advisors, Inc. and its
                                              predecessors, 1981-2004.

                                                                                                NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                               PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                               IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                         COMPLEX     DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------
Mary Kayleen Willis     Vice President        Vice President, Tax-Free Fund For Utah since          N/A     N/A
Salt Lake City, UT      since 2003            September  2003,  Assistant Vice  President,
(06/11/63)                                    2002-2003;  Vice  President,   Aquila  Rocky
                                              Mountain Equity Fund, since 2004.

Robert W. Anderson      Chief                 Chief  Compliance  Officer  of the  Fund and          N/A     N/A
New York, NY            Compliance            each of the other funds in the Aquila  Group
(08/23/40)              Officer               of Funds,  the Manager  and the  Distributor
                        since 2004 since 2004, Compliance Officer of the and
                        Assistant Manager or its predecessor and current
                        Secretary parent 1998-2004; Assistant Secretary of the
                        since 2000 Aquila Group of Funds since 2000.

Joseph P. DiMaggio      Chief                 Chief Financial  Officer of each fund in the          N/A     N/A
New York, NY            Financial             Aquila   Group  of  Funds   since  2003  and
(11/06/56)              Officer               Treasurer since 2000.
                        since 2003
                        and Treasurer
                        since 2000

Edward M. W. Hines      Secretary             Shareholder  of Butzel Long, a  professional          N/A     N/A
New York, NY            since 1992            corporation,  counsel  to  the  Fund,  since
(12/16/39)                                    2007;  Partner  of Hollyer  Brady  Barrett &
                                              Hines LLP, its predecessor as
                                              counsel, 1989-2007; Secretary of
                                              each fund in the Aquila Group of
                                              Funds.

John M. Herndon         Assistant             Assistant  Secretary  of  each  fund  in the          N/A     N/A
New York, NY            Secretary             Aquila  Group of Funds  since  1995 and Vice
(12/17/39)              since 1995            President of the three  Aquila  Money-Market
                                              Funds since 1990; Vice President
                                              of the Manager or its predecessor
                                              and current parent since 1990.

                                                                                                NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                               PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                               IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                         COMPLEX     DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------

Lori A. Vindigni        Assistant             Assistant  Treasurer  of  each  fund  in the          N/A     N/A
New York, NY            Treasurer             Aquila Group of Funds since 2000;  Assistant
(11/02/66)              since 2000            Vice   President   of  the  Manager  or  its
                                              predecessor and current parent
                                              since 1998; Fund Accountant for
                                              the Aquila Group of Funds,
                                              1995-1998.

----------
(1) The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC's internet site at www.sec.gov.
(2) The mailing address of each Trustee and officer is c/o Tax-Free Fund For Utah, 380 Madison Avenue, New York, NY 10017. (3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.
(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds." (6) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                             TAX-FREE FUND FOR UTAH

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

FOUNDERS
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

MANAGER
   AQUILA investment MANAGEMENT LLC 380 Madison Avenue, Suite 2300 New York, New York 10017

BOARD OF TRUSTEES
   Gary C. Cornia, Chair
   Anne J. Mills
   Tucker Hart Adams
   Thomas A. Christopher
   Diana P. Herrmann
   Lyle W. Hillyard
   John C. Lucking
   Officers
   Diana P. Herrmann, President
   Maryann Bruce, Senior Vice President
   Todd W. Curtis, Vice President and Portfolio Manager
   M. Kayleen Willis, Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PNC Global Investment Servicing
   101 Sabin Street
   Pawtucket, RI 02860

CUSTODIAN
   JPMorgan Chase Bank, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Tait, Weller & Baker LLP 1818
   Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2009 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $14,000 in 2008 and $14,700 in 2009.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,100 in 2008 and 2009, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.


ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH


By:  /s/  Diana P. Herrmann
-----------------------------------
President and Trustee
September 8, 2009



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Chief Financial Officer and Treasurer
September 8, 2009



Pursuant to the requirements of the Securities Exchange Act of 1934 And the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
September 8, 2009



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 8, 2009








TAX-FREE FUND FOR UTAH

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.